ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

April 30, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Salt High truBetaTM US Market ETF (S000061862)
Salt Low truBetaTM US Market ETF (S000067251)
(collectively, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, hereby certifies that the form of Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2020, and filed electronically as Post-Effective Amendment No. 620 to the Trust’s Registration Statement on Form N‑1A on April 28, 2020.

If you have any questions or require further information, please contact me at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary